UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6471
Van Kampen Trust For Investment Grade Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 4/30/09

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2009.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/09

Trust for Investment Grade
Municipals
Symbol: VGM
Average Annual	Based	Based on
Total Returns	on NAV	Market Price

Since Inception (1/24/92)	5.75%	5.58%

10-year	3.33	3.51

5-year	–0.11	2.31

1-year	–11.92	–10.33

6-month	14.04	20.65

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial adviser. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust’s returns would have been lower. Periods of less than a year are not annualized.

The Lehman Brothers Municipal Bond Index, which has been shown in the Trust’s previous shareholder reports, changed its name to Barclays Capital Municipal Bond Index as of November 3, 2008. The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2009

Market Conditions

The six months under review can be divided into two distinct periods in terms of municipal market performance. The first of these, spanning the last two months of 2008, marked one of the worst periods in the history of the financial markets as the sell off that began in September continued through year end. Investors fled risky assets in favor of the relative safety of Treasury securities and money market funds, massive deleveraging and forced selling ensued, and tax-exempt bond funds experienced significant outflows. These factors pushed municipal bond prices to their cheapest levels in history relative to Treasury bonds.

Not surprisingly in this risk-averse environment, the lower-rated segment of the market underperformed, with high-yield municipal bonds (those rated below triple-B or non-rated issues) returning -12.91 percent for the last two months of 2008 (as measured by the Barclays Capital High Yield Municipal Bond Index) while triple-B rated issues returned -7.33 percent and triple-A rated issues returned 3.46 percent (as measured within the Barclays Capital Municipal Bond Index).

The first four months of 2009 were markedly better for municipal bond investors. Credit concerns eased, deleveraging slowed considerably, and investors re-entered the market, driving municipal bond prices higher. Yields declined by as much as 95 basis points on the front end of the municipal yield curve during the period, while yields on long-maturity issues fell roughly 50 basis points. The rally was accompanied by a narrowing of credit spreads, which helped the high-yield segment of the market to outperform. As a result, high-yield municipals returned 10.00 percent, triple-B rated issues returned 11.11 percent and triple-A rated issues returned 4.83 percent for the first four months of 2009.

Although the high-yield segment rebounded nicely in 2009 to date, the gains were not enough to offset the losses in the last two months of 2008. As a result, higher-quality issues outperformed for the overall six-month reporting period. With regard to sectors, performance was largely dependent on credit quality, with the lower-quality industrial development revenue/pollution control revenue (i.e. corporate-backed) and tobacco sectors turning in the worst performance while water and sewer and housing bonds posted the highest returns.

For the first four months of 2009, municipal bond issuance was down 13 percent versus the same period in 2008 yet was easily placed due to robust retail demand. With the continued deterioration of credit quality of municipal bond issuers, insured bond volume represented a mere 12 percent of total issuance, a dramatic decline from the 55 percent average over the past few years. This large increase in uninsured bonds has disrupted many historical measures of value in the municipal bond market. In a significant reversal from the last months of 2008, municipal bond funds saw approximately $17 billion in net inflows as investors recognized the historical cheapness of the municipal sector.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2009

Based on	Based on	Barclays Capital
NAV	Market Price	Municipal Bond Index

14.04%	20.65%	8.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The primary contributors to the Trust’s performance during the reporting period included strong security selection in the industrial development revenue/pollution control revenue (IDR/PCR) sector. The Trust’s holdings in the housing, airport transportation and public utilities sectors, held in the form of inverse floating-rate securities,* were additive to performance. Additionally, the portfolio’s greater relative exposure to the long end of the municipal yield curve was advantageous as longer maturity issues generally outperformed.

Other positions, however, detracted from relative performance. A significant underweight in tax-supported state and local general obligation bonds with coupons of 5.0 to 5.5 percent held back returns as these securities performed well. A modest underweight in the higher education sector, which performed well during the period, as well as unfavorable security selection in the sector hindered returns. Lastly, an overweight in the tobacco sector was disadvantageous. This was the only sector in the portfolio that experienced negative returns during the period.

The Trust’s Board of Trustees has approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is

*An inverse floating-rate security, or “inverse floater”, is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

lower at the time of purchase. This may help support the market value of the Trust’s shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 4/30/09 (Unaudited)

AAA/Aaa	27.1%
AA/Aa	34.0
A/A	16.6
BBB/Baa	12.9
BB/Ba	1.0
B/B	0.1
Non-Rated	8.3

Top Five Sectors as of 4/30/09 (Unaudited)

Hospital	20.7%
General Purpose	7.7
Public Transportation	7.7
Airports	6.6
Water & Sewer	5.1

Summary of Investments by State Classification as of 4/30/09 (Unaudited)

Florida	18.0%
California	11.0
Texas	10.7
Illinois	7.1
New York	6.9
Ohio	4.9
New Jersey	4.0
South Carolina	3.0
North Carolina	2.7
Michigan	2.4
Arizona	2.3
Massachusetts	2.0
Georgia	1.9
Washington	1.8
Colorado	1.8
Nevada	1.6
Wisconsin	1.4
Missouri	1.4
Tennessee	1.3
Indiana	1.1
District of Columbia	1.0
Connecticut	1.0
Kentucky	0.9
Alabama	0.9
Louisiana	0.8
Pennsylvania	0.8
Iowa	0.8
Minnesota	0.8
Maryland	0.7
Kansas	0.7
Oklahoma	0.4
Alaska	0.4
South Dakota	0.3
West Virginia	0.3
New Hampshire	0.3
(continued on next page)

Summary of Investments by State Classification as of 4/30/09 (Unaudited)
(continued from previous page)

U.S. Virgin Islands	0.3%
Idaho	0.3
Virginia	0.3
New Mexico	0.3
Rhode Island	0.3
Guam	0.3
Nebraska	0.2
Oregon	0.2
Utah	0.1
North Dakota	0.1
Wyoming	0.1
Puerto Rico	0.1

Total Investments	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

Van Kampen Trust for Investment Grade Municipals is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are William D. Black, an Executive Director of the Adviser, Thomas Byron, a Vice President of the Adviser, and Robert W. Wimmel, an Executive Director of the Adviser.

Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Trust in December 2007. Mr. Byron has been associated with the Adviser in an investment management capacity since 1981 and began managing the Trust in January 1997. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Trust in November 2001. All team members are responsible for the execution of the overall strategy of the Trust’s portfolio. The composition of the team may change from time to time.
For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 187.5% Alabama 1.7%
$3,660	Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg (NATL Insd)	5.250%	07/01/20	$3,801,459
3,225	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	3,169,788
750	Birmingham Baptist Med Ctr AL Baptist Hlth Sys, Ser A	5.875	11/15/24	650,355
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	2,008,060
2,525	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,485,003

				11,114,665

	Alaska 0.7%
1,575	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (FSA Insd)	5.750	03/01/16	1,625,494
5,300	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	2,775,398

				4,400,892

	Arizona 4.4%
2,560	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	2,749,670
3,835	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	4,087,304
6,075	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	4,611,897
3,050	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	2,306,440
3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	2,668,560
3,400	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,367,930
3,145	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	3,287,091
8,250	University of AZ Med Ctr Corp	5.000	07/01/35	6,273,465

				28,352,357

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 20.7%
$1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (FSA Insd)	6.000%	09/01/16	$1,494,363
6,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	5,917,260
1,250	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	448,950
1,000	California Cnty, CA Tob Agy Tob Sec Sonoma Cnty Corp Rfdg	5.250	06/01/45	530,160
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	2,617,320
2,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,631,840
7,300	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	5,541,722
4,800	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.300	08/01/23	4,369,200
5,500	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.450	08/01/28	4,755,410
1,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,265,520
695	California St (AMBAC Insd)	5.125	10/01/27	695,090
990	California St Dept Wtr Res Cent VY Proj Rev Bal Wtr Sys, Ser X (NATL Insd) (Prerefunded @ 12/01/12)	5.000	12/01/29	1,004,909
10	California St Dept Wtr Res Cent VY Proj Rev Wtr Sys, Ser X (FGIC Insd) (Prerefunded @ 12/01/12)	5.000	12/01/29	11,305
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/25	1,584,015
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/26	1,561,050
875	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/27	916,615
2,675	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/28	2,855,983
5,000	California St Univ Rev & Co Systemwide, Ser A (AMBAC Insd)	5.000	11/01/33	4,909,900
2,700	California St Var Purp	5.750	04/01/31	2,755,080
9,150	California St Veterans, Ser CD (AMT) (a)	4.600	12/01/32	7,164,176

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125%	04/01/37	$981,300
2,700	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	2,295,621
3,750	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/35	3,070,163
3,360	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	2,921,890
750	Chawanakee, CA Uni Sch Dist Ctf Partn, Ser A (b)	6.250/9.000	05/01/39	749,460
595	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	424,098
1,750	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	1,489,740
3,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser B (NATL Insd)	5.000	03/01/33	2,557,890
2,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	1,055,560
10,750	Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien, Ser A (d)	*	01/01/23	6,082,350
3,000	Fremont, CA Uni Sch Dist, Ser A (NATL Insd)	5.000	08/01/25	2,883,540
11,440	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	6,587,152
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,141,160
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	713,330
4,000	Los Angeles, CA Dept Wtr & Pwr, Ser A (NATL Insd)	5.125	07/01/40	3,923,400
1,800	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,894,464
2,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser B (FSA Insd)	5.000	07/01/28	2,018,580
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,553,675

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser B1 (NATL Insd)	5.000%	10/01/33	$1,509,390
660	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	548,889
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,363,325
1,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser B (FSA Insd) (b) (e)	2.700	11/01/36	1,000,000
2,275	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser C (FSA Insd) (b) (e)	4.000	11/01/36	2,275,000
3,400	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	2,363,408
2,400	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	1,937,928
1,850	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,920,744
1,000	Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg (NATL Insd)	5.000	04/01/25	961,730
3,000	Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (NATL Insd)	5.250	08/01/36	2,616,450
4,700	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.375	06/01/38	2,838,424
3,550	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.500	06/01/45	1,966,949
3,800	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	2,165,202
9,650	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	4,988,085
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,038,112
4,895	Vernon, CA Nat Gas Fin Auth Rev Vernon Gas Proj, Ser C (NATL Insd) (b) (e)	6.750	08/01/21	5,000,000

				133,866,877

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado 3.3%
$2,000	Aurora, CO Ctf Partn (AMBAC Insd) (Prerefunded @ 12/01/10)	5.500%	12/01/30	$2,149,420
3,405	Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Rfdg (Syncora Gtd)	5.250	12/01/23	3,103,589
800	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	519,576
600	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	338,226
7,300	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser 2999 (FSA Insd) (a)	5.000	09/01/36	7,046,617
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,274,220
1,400	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200	03/01/31	1,341,732
1,805	Lakewood, CO Ctf Part (AMBAC Insd) (Prerefunded @ 12/01/10)	5.300	12/01/16	1,935,068
985	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (f)	5.900	10/01/37	642,053
1,200	North Range, CO Met Dist No 2 Ltd Tax	5.500	12/15/37	619,284
2,050	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,207,922
1,500	University of CO Hosp Auth Rev, Ser A	5.250	11/15/39	1,155,510

				21,333,217

	Connecticut 1.8%
7,500	Connecticut St Hsg Fin Auth Hsg Mtg Fin Pg Sub, Ser B-2 (AMT)	5.100	05/15/38	6,874,575
3,580	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	2,734,368
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.500	07/01/25	1,067,730
1,925	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (c)	5.500	09/01/36	922,383

				11,599,056

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia 1.9%
$1,150	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000%	10/01/29	$1,164,617
2,350	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	2,356,909
6,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	6,203,820
2,000	District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)	5.750	06/01/18	1,615,520
5	District of Columbia, Ser E (FSA Insd)	6.000	06/01/13	5,020
1,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	933,610

				12,279,496

	Florida 33.8%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	829,930
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	667,460
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	325,620
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	212,990
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	153,547
4,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/34	3,880,059
1,780	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,277,079
1,000	Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk Apts Proj (AMT)	5.650	10/01/28	976,910
1,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	1,005,285
995	Cross Creek Cmnty Dev Dist FL Spl Assmt Rev Cross Creek Comm Dev, Ser B (f)	5.500	05/01/17	465,441
565	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	582,436

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,250	Florida Agric & Mechanical Univ Rev Student Apt Fac (NATL Insd)	6.500%	07/01/23	$1,250,812
245	Florida Hsg Fin Agy Homeownership Mtg, Ser B (AMT)	8.595	11/01/18	275,223
2,750	Florida Hsg Fin Agy Hsg Willow Lake Apts, Ser J-1 (AMBAC Insd) (AMT)	5.350	07/01/27	2,689,472
390	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 4 (FSA Insd) (AMT)	6.250	07/01/22	401,567
1,000	Florida Hsg Fin Corp Rev Hsg Wentworth II Apts, Ser A (AMBAC Insd) (AMT)	5.375	11/01/29	970,400
8,475	Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (NATL Insd) (AMT)	5.500	10/01/29	7,960,568
2,000	Florida Ports Fin Comm Rev St Trans Tr Fd (NATL Insd) (AMT)	5.375	06/01/27	1,873,540
15,000	Florida St Brd Ed Pub Ed Cap Outlay, Ser D (a)	4.750	06/01/35	14,184,900
12,775	Florida St Brd of Ed Cap Outlay Pub Ed Rfdg, Ser D	5.750	06/01/22	13,273,736
4,500	Florida St Brd of Ed Cap Outlay Pub Ed, Ser C (FGIC Insd) (Prerefunded @ 6/01/10)	5.750	06/01/29	4,798,665
2,000	Florida St Brd of Ed Lottery Rev, Ser A (NATL Insd)	5.250	07/01/17	2,054,920
1,000	Florida St Brd of Ed Rev FL St Univ Hsg Fac, Ser A (NATL Insd)	5.000	05/01/29	985,090
7,295	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	7,306,015
1,500	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (AMBAC Insd)	5.000	07/01/11	1,504,350
2,000	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (NATL Insd)	5.250	07/01/12	2,031,700
1,910	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,913,285
1,935	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,927,163
2,100	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,069,361

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000%	07/01/32	$2,433,000
1,475	Florida St Tpk Auth Tpk Rev Dept Trans, Ser B	5.000	07/01/30	1,448,435
1,635	Fort Myers, FL Util Rev Rfdg, Ser A (NATL Insd)	5.500	10/01/24	1,655,666
365	Gainesville, FL Util Sys Rev (d)	8.125	10/01/14	425,619
1,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (f)	5.100	05/01/14	486,790
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	505,400
730	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.750	12/01/20	733,030
1,000	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.800	12/01/20	1,026,380
2,610	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	2,188,459
1,270	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	688,365
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)	5.000	03/01/15	775,290
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)	5.000	09/01/15	774,675
1,450	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,361,028
3,260	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	3,074,539
14,150	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	10,874,983
1,100	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	1,107,689
1,225	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	1,224,584
400	Hillsborough Cnty, FL Indl Dev Tampa Gen Hosp Proj, Ser B	5.250	10/01/28	332,556
2,745	Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj, Ser A (NATL Insd) (AMT)	5.375	06/01/27	2,571,434

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$9,900	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500%	09/01/34	$7,791,201
1,380	Hollywood, FL Cmnty Redev Agy Beach Cra	5.625	03/01/24	1,148,408
7,000	Lakeland, FL Elec & Wtr Rev (d)	*	10/01/13	6,385,470
2,230	Lakeland, FL Elec & Wtr Rev (d)	5.750	10/01/19	2,412,080
5,105	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/25	4,308,212
1,000	Lee Cnty, FL Arpt Rev, Ser A (FSA Insd) (AMT)	5.750	10/01/22	1,008,240
1,080	Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi-Cnty Pgm, Ser A (GNMA Collateralized) (AMT)	5.000	03/01/39	985,025
2,400	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	1,450,752
1,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	570,330
1,010	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $1,010,000) (g)	6.800	05/01/38	642,522
650	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $650,000) (g)	6.900	05/01/17	519,545
3,500	Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe Reg Impt & Rfdg	5.000	10/01/34	2,578,450
1,500	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,510,365
1,460	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.750	09/01/14	1,539,818
1,045	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.750	09/01/15	1,102,130
3,200	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.000	10/01/38	2,795,936
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/27	1,944,120

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$4,720	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375%	10/01/32	$4,458,795
870	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.450	10/01/15	886,208
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.750	10/01/29	3,026,640
2,000	Miami-Dade Cnty, FL Aviation Rev, Ser A (FSA Insd) (AMT)	5.000	10/01/33	1,780,400
2,000	Miami-Dade Cnty, FL Aviation, Ser A (FSA Insd) (AMT)	5.125	10/01/35	1,801,120
905	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	649,591
3,860	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	4,191,883
390	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	423,532
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/12	902,280
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/13	867,400
980	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E	6.000	10/01/26	946,102
20	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E (Prerefunded @ 10/01/09)	6.000	10/01/26	20,655
2,475	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	1,532,495
1,000	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 06/19/95, Cost $1,000,000) (g)	7.000	10/01/25	1,035,940
1,500	Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (NATL Insd)	5.000	07/01/28	1,488,930
890	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	494,822
1,650	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,237,896
1,000	Palm Beach Cnty, FL Sch Brd Ctf Partn, Ser A (FGIC Insd) (Prerefunded @ 8/01/10)	5.875	08/01/21	1,075,190

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$4,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd)	5.500%	10/01/23	$4,308,920
765	Pembroke Pines, FL Cons Util Sys Rev (FGIC Insd) (d)	6.250	09/01/11	816,400
1,500	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.000	10/01/12	1,531,095
1,565	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.125	10/01/18	1,577,645
500	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (FSA Insd)	5.500	01/01/25	510,895
2,000	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,628,300
4,675	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	4,729,277
880	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	450,982
1,000	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.250	01/01/26	655,400
1,500	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	853,755
2,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000	07/01/21	2,040,960
750	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000	07/01/23	759,150
600	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.250	10/01/27	415,584
1,405	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	719,796
1,000	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	847,130
2,800	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,611,792
500	Split Pine Cmnty Dev Dist FL Spl Assmt, Ser A	5.250	05/01/39	274,500
1,250	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	994,550
1,000	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	849,490
1,000	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500	08/01/17	1,054,650

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,115	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500%	08/01/19	$1,162,410
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	215,235
3,170	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	2,147,770
3,500	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.125	11/01/36	2,822,680
1,000	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.200	11/01/25	834,050
1,000	Village Ctr Cmnty Dev Dist FL Util Rev (FGIC Insd) (d)	6.000	11/01/18	1,218,890
2,000	Village Ctr Cmnty Dev Dist FL Util Rev (NATL Insd)	5.250	10/01/23	1,817,480
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	869,980
3,000	West Orange Hlthcare Dist FL, Ser A	5.800	02/01/31	2,597,490
820	West Palm Beach, FL Cmnty Redev Agy Northwood—Pleasant Cmnty Redev, Ser A	5.000	03/01/35	635,697
740	World Comm Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	293,447

				218,293,329

	Georgia 3.6%
5,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	5,225,640
1,421	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $1,420,926) (g)	7.250	06/15/10	1,438,588
1,500	George L Smith II GA World Congress Cent Auth Rev Domed Stadium Proj Rfdg (NATL Insd) (AMT)	5.500	07/01/20	1,423,665
2,635	Georgia Muni Elec Auth Pwr Rev, Ser A (NATL Insd)	6.500	01/01/20	3,113,041
5,575	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	6,411,083
240	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	285,185

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (Continued)
$85	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500%	01/01/17	$102,749
2,400	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,422,848
2,500	Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc	6.500	07/01/27	1,899,200
800	Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc	6.700	07/01/16	721,392

				23,043,391

	Idaho 0.5%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,072,480
1,500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,559,670
1,305	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (f)	6.125	11/15/27	922,948

				3,555,098

	Illinois 13.4%
1,910	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,451,065
11,675	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	11,852,227
2,000	Chicago, IL Brd of Ed (FGIC Insd) (Prerefunded @ 12/01/10)	5.500	12/01/31	2,149,420
1,130	Chicago, IL Proj & Rfdg (NATL Insd) (Prerefunded @ 1/01/11)	5.000	01/01/31	1,121,062
685	Chicago, IL Rfdg, Ser B (AMBAC Insd)	5.125	01/01/15	762,234
4,400	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGC Insd) (a)	5.250	01/01/24	4,488,924
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGC Insd) (a)	5.250	01/01/25	11,693,200
1,000	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser B (AMBAC Insd)	5.500	01/01/16	1,041,380
2,000	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser B (AMBAC Insd)	5.500	01/01/17	2,076,140
5,700	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	5,530,482

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,370	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.000%	01/01/31	$2,550,878
375	Chicago, IL Proj Rfdg, Ser C (FGIC Insd)	5.750	01/01/14	397,129
375	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.750	01/01/15	397,129
315	Chicago, IL Rfdg, Ser B (AMBAC Insd) (d)	5.125	01/01/15	350,601
3,500	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	3,658,375
3,500	Du Page Cnty, IL Fst Presv Dist	*	11/01/10	3,423,280
2,310	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500	11/15/13	2,399,651
2,500	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500	11/15/15	2,577,250
1,860	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,851,184
400	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	263,696
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	839,400
2,000	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/31	1,523,820
3,500	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A	5.375	08/15/24	3,534,160
2,000	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A	5.750	08/15/30	2,030,860
4,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	3,882,915
2,885	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Group, Ser A	7.250	11/01/38	3,017,883
4,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	3,067,560
1,330	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj (AMT)	5.050	08/01/29	1,121,389
1,250	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (FSA Insd)	6.750	04/15/17	1,524,500
2,275	Illinois Hlth Fac Auth Rev South Suburban Hosp (d)	7.000	02/15/18	2,768,038
285	Illinois St (NATL Insd)	5.250	12/01/20	285,744
250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.375	12/15/18	257,342

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$1,170	University IL Univ Rev Auxiliary Fac Sys (NATL Insd)	4.500%	04/01/36	$1,066,034
775	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	577,290
1,500	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	823,995

				86,356,237

	Indiana 2.0%
2,200	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	2,205,984
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Credit (a)	5.000	11/15/36	5,319,384
4,000	Indiana Hlth Fac Fin Auth Rev Deaconess Hosp, Ser A (AMBAC Insd)	5.375	03/01/34	3,354,080
1,280	North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg (FSA Insd)	*	01/15/19	869,427
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,154,190
500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (c)	5.750	09/01/42	326,965

				13,230,030

	Iowa 1.5%
1,685	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/15	1,747,850
1,785	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/16	1,851,580
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	318,765
500	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	319,470
1,410	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	791,024
5,950	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	3,340,152

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (Continued)
$2,250	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.625%	06/01/46	$1,270,913

				9,639,754

	Kansas 1.3%
2,100	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd) (b)	5.000	12/01/23	2,125,389
850	Labette Cnty, KS Hosp Rev Rfdg & Impt, Ser A	5.750	09/01/37	753,389
1,250	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	776,762
3,300	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	2,467,377
1,650	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,079,958
700	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	450,702
1,075	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	713,026

				8,366,603

	Kentucky 1.7%
2,300	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	2,382,133
2,470	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	2,630,426
2,780	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	2,938,210
3,915	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,173,264

				11,124,033

	Louisiana 1.6%
830	Colonial Pinnacle Cmnty Dev Dist Dev	6.750	05/01/23	588,943
1,485	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	1,144,772

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (Continued)
$2,300	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375%	10/20/39	$2,302,277
3,100	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	3,333,833
2,750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,654,520

				10,024,345

	Maryland 1.4%
1,050	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	722,988
1,535	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.100	09/01/37	1,483,562
2,500	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,857,250
2,750	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,238,472
2,250	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	2,102,198
950	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	531,079

				8,935,549

	Massachusetts 3.7%
350	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	202,412
750	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	419,783
7,000	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	7,232,890
500	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	504,908
35	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C	5.750	07/01/32	35,329
4,435	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	3,244,557
1,000	Massachusetts St Hsg Fin Agy Hsg, Ser A (AMT)	5.100	12/01/27	949,290

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$5,740	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500%	08/15/35	$5,483,996
3,850	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (FSA Insd) (a)	5.000	08/15/30	3,928,848
1,800	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	1,995,624

				23,997,637

	Michigan 4.5%
3,015	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/17	1,951,700
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/18	1,838,052
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/19	1,703,547
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/22	1,361,367
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/23	1,253,489
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (f)	*	07/01/24	1,153,266
3,500	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/15	2,727,445
2,765	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/16	2,031,777
1,760	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.000	07/01/35	1,268,890
1,350	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,382,076
600	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	619,800
2,500	Michigan St Strategic Fd Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,134,300
2,500	Michigan St Strategic Fd Detroit Edison Pollutn Ctl Rfdg (AMBAC Insd) (b)	4.850	09/01/30	2,461,425
1,000	Michigan St Strategic Fd Detroit Edison Polutnl Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	899,550

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$2,250	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500%	06/01/30	$1,970,213
7,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	4,110,120

				28,867,017

	Minnesota 1.5%
1,380	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	922,627
525	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	357,105
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/37	744,850
2,750	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,928,805
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,946,736
50	Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys (NATL Insd)	5.750	11/15/26	46,354
300	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	241,068
775	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	601,230
2,200	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Group Proj	5.250	05/15/36	1,717,914

				9,506,689

	Missouri 2.6%
245	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	214,358
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,262,182
1,250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	934,825
1,625	Jefferson Cnty, MO Reorg Sch Dist No R-6 (FGIC Insd)	5.625	03/01/20	1,685,222
2,500	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	1,762,300
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	659,240

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$1,265	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500%	09/01/18	$1,080,057
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	1,096,088
975	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	720,262
2,335	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,623,572
900	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	671,562
2,765	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,301,088
3,195	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,525,072

				16,535,828

	Nebraska 0.4%
2,615	Omaha Pub Dist NE Elec Rev Sub Sys, Ser A (a)	5.000	02/01/34	2,625,774

	Nevada 3.1%
3,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	2,207,340
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	55,474
3,500	Clark Cnty, NV Indl Dev Southwest Gas Corp Proj, Ser D1 (NATL Insd) (AMT)	5.250	03/01/38	2,535,435
4,020	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	4,093,727
4,300	Nevada St Cap Impt & Cultural Affairs, Ser C	5.000	06/01/22	4,609,514

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (Continued)
$3,300	Nevada St Cap Impt & Cultural Affairs, Ser C	5.000%	06/01/23	$3,509,913
3,460	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	2,716,515

				19,727,918

	New Hampshire 0.6%
1,000	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,086,790
750	New Hampshire St Business Fin Auth Pollutn Ctl Rev The Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	790,830
1,050	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	1,056,457
900	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	900,477

				3,834,554

	New Jersey 7.5%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	226,410
1,200	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	889,860
3,150	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	2,251,400
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd) (f)	5.900	03/15/21	30,048,000
2,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,388,520
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	1,806,144
2,095	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/17	2,382,266
4,500	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.750	06/01/34	2,439,900
13,750	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	7,280,350

				48,712,850

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.5%
$1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (g)	5.500%	09/01/23	$1,282,987
2,050	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	2,170,889

				3,453,876

	New York 12.9%
4,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	4,077,800
2,500	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	2,503,125
2,400	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	2,279,088
3,165	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,747,410
8,450	New York City Mun Wtr Fin Auth Wtr & Swr Rev, Ser AA	5.000	06/15/22	8,975,421
16,930	New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg, Ser 1993 (FSA Insd) (d)	5.400	01/01/18	19,644,725
2,800	New York City Trans Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	2,754,248
7,225	New York, NY Sub, Ser I-1 (a)	5.000	02/01/26	7,290,748
2,500	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (FSA Insd)	5.500	05/15/25	2,501,625
5,170	New York St Dorm Auth Rev City Univ Sys, Ser C	7.500	07/01/10	5,333,113
3,000	New York St Dorm Auth Rev Hosp (NATL Insd)	5.000	08/01/33	2,942,730
2,840	New York St Loc Assistance Corp Rfdg, Ser E	6.000	04/01/14	3,190,428
1,500	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,577,190
6,050	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,087,026
6,050	Port Auth NY & NJ, Ser 1546 (a)	5.000	10/01/35	6,087,026
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	2,502,240

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750%	12/01/25	$2,400,930
950	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (c)	5.000	12/01/23	610,708

				83,505,581

	North Carolina 5.0%
4,000	North Carolina Eastern Muni Pwr Agy Pwr Sys Rev, Ser D	6.750	01/01/26	4,045,280
1,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	1,110,915
25,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	27,143,750

				32,299,945

	North Dakota 0.2%
470	North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin, Ser B (NATL Insd) (AMT)	5.500	07/01/29	462,983
1,500	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	1,089,315

				1,552,298

	Ohio 9.2%
8,055	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	5,099,701
4,770	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,235,396
6,500	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	3,651,505
450	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	306,797
2,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,983,120
1,000	Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)	6.000	12/01/25	1,092,970
1,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	956,470
4,525	Lorain Cnty Ohio Hosp Rev Fac Catholic (FSA Insd) (a)	5.000	02/01/24	4,657,402
4,500	Lorain Cnty Ohio Hosp Rev Fac Catholic (FSA Insd) (a)	5.000	02/01/24	4,631,670

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$4,800	Lorain Cnty Ohio Hosp Rev Rfdg Catholic (FSA Insd) (a)	5.000%	04/01/24	$4,940,448
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C (FSA Insd) (a)	5.000	10/01/41	1,493,505
2,370	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,408,915
1,465	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,488,894
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	6,996,160
1,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ Hosp Hlth Sys Inc, Ser A (BHAC Insd)	5.250	01/15/46	1,008,750
3,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	3,042,030
3,110	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	3,043,539
5,475	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	5,338,563
3,780	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	3,806,006

				59,181,841

	Oklahoma 0.8%
2,175	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	1,780,716
1,500	Jenks, OK Aquarium Auth Rev First Mtg (NATL Insd) (Prerefunded @ 7/01/10)	6.100	07/01/30	1,611,525
1,575	Oklahoma City, OK Arpt Tr Jr Lien 27th, Ser B (FSA Insd) (AMT)	5.750	07/01/16	1,590,010

				4,982,251

	Oregon 0.3%
1,985	Portland, OR Urban Renewal & Redev Downtown Wtrfront, Ser A (AMBAC Insd)	5.750	06/15/16	2,058,108

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 1.5%
$2,750	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000%	11/15/28	$1,513,765
230	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	233,344
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	539,070
1,550	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,438,726
1,600	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 94-A (AMT)	5.100	10/01/31	1,500,416
2,000	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	2,026,800
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	974,800
1,355	Ridley Park, PA Hosp Auth Rev Taylor Hosp, Ser A (d)	6.000	12/01/13	1,494,375

				9,721,296

	Rhode Island 0.5%
1,100	Rhode Island Hsg & Mtg Fin Corp Homeownership Oppty, Ser 57-B (AMT)	5.350	10/01/37	1,044,593
3,000	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	2,215,350

				3,259,943

	South Carolina 5.6%
2,375	Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley Sch Fac Grp Inc (NATL Insd) (d)	5.250	02/01/16	2,756,947
3,375	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250	12/01/25	3,444,863
10,125	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250	12/01/26	10,282,140
1,840	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375	06/01/21	1,873,782
1,935	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375	06/01/22	1,961,084
1,400	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	802,242
915	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.500	05/01/28	608,475

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (Continued)
$1,000	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625%	05/01/42	$593,950
3,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	2,640,690
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd) (h)	5.500	02/01/38	977,320
4,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	4,527,135
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,378,750
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	523,823
1,920	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	1,898,669

				36,269,870

	South Dakota 0.6%
2,250	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	2,303,820
1,000	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125	11/01/29	1,038,260
710	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400	08/01/13	715,559

				4,057,639

	Tennessee 2.4%
4,345	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	2,854,882
3,500	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	3,985,835

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (Continued)
$5,345	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500%	07/01/36	$4,193,527
4,550	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	4,588,084

				15,622,328

	Texas 20.0%
2,375	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,930,827
300	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	246,432
8,000	Coastal Bend Hlth Fac Dev Corp TX Christus Hlth Sub, Ser B-2 (FSA Insd) (b) (e)	1.920	07/01/31	8,000,000
1,080	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	1,095,077
1,875	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	2,065,387
2,200	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	2,402,224
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	3,773,600
1,050	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	1,052,635
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	2,004,000
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (NATL Insd) (AMT)	5.750	11/01/30	3,965,880
7,960	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	7,794,352
1,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,431,570
1,200	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,277,460
2,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A-4 (FSA Insd) (b) (e)	2.250	07/01/31	2,000,000
1,000	Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,115,840

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,000	Harris Cnty, TX Sr Lien-Toll Rd, Ser A (h)	5.000%	08/15/32	$1,003,920
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	964,570
5,105	Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt, Ser B (AMBAC Insd)	5.750	09/01/15	5,322,881
225	Houston, TX Pub Impt & Rfdg (FSA Insd)	5.750	03/01/15	237,546
12,800	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (FSA Insd) (a)	5.000	11/15/36	12,852,736
5,025	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	5,040,678
1,650	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	1,151,618
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	846,000
1,825	MC Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,953,115
1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625	02/15/35	946,378
1,500	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr (Prerefunded @ 2/15/10)	7.500	02/15/18	1,594,965
1,100	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.200	01/01/21	977,779
1,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	1,188,015
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,468,260
1,500	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	1,426,920
5,750	North Central, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	5,389,993
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,010,500
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,046,650

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,420	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000%	01/01/27	$1,479,242
2,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser L-2 (b)	6.000	01/01/38	2,333,543
4,300	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	4,107,188
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	709,970
4,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,765,070
8,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	6,247,920
650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	461,247
4,900	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	5,275,095
4,000	Texas A & M Univ Rev Fin Sys, Ser A	5.000	05/15/28	4,189,720
8,700	Texas Commn Mobility Fd (a)	5.000	04/01/28	9,074,883
535	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (FSA Insd)	5.500	09/01/13	539,933
2,750	Texas St Vets Housing Assistance Pgm Vet, Ser B (FHA Gtd) (AMT)	6.100	06/01/31	2,753,575
1,500	Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien, Ser B	5.250	07/15/17	1,537,770
4,900	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	3,398,738

				129,451,702

	Utah 0.3%
1,000	Utah Hsg Corp Single Family Mtg Rev, Ser E (AMT) (a)	5.250	01/01/39	934,530
1,100	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	763,477

				1,698,007

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 0.5%
$750	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500%	01/01/37	$466,957
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	475,538
800	Tobacco Settlement Fin Corp VA	5.500	06/01/26	897,144
2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,663,660

				3,503,299

	Washington 3.3%
2,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	2,679,350
5,360	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,948,796
1,000	Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (NATL Insd)	5.000	12/01/33	1,000,920
1,950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,450,585
1,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	1,001,160
1,435	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/15	1,509,548
1,585	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/16	1,667,341
1,000	Seattle, WA Muni Lt & Pwr Rev	5.625	12/01/18	1,046,010
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,003,480
2,325	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $2,325,000) (f) (g)	6.000	01/01/27	1,757,398
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	578,830

				21,643,418

	West Virginia 0.6%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	197,120

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (Continued)
$1,290	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250%	10/15/37	$1,061,993
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,324,575
1,695	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,450,835

				4,034,523

	Wisconsin 2.7%
510	Badger Tob Asset Sec Corp WI (Prerefunded @ 6/01/12)	6.375	06/01/32	573,423
2,000	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	2,404,500
700	Superior, WI Coll Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	627,767
625	Superior, WI Coll Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	523,750
4,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	4,152,070
4,895	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	4,865,826
1,545	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,592,617
1,040	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd)	5.000	08/01/34	956,103
1,825	Wisconsin St Hlth & Ed Fac Auth Rev Pro Hlthcare Inc Oblig Group	6.625	02/15/39	1,835,859

				17,531,915

	Wyoming 0.2%
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,493,020

	Guam 0.5%
3,985	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	3,151,179

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.1%
$1,000	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Fin Auth Higher Ed Rev	5.375%	02/01/19	$838,500
50	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	56,770

				895,270

	U.S. Virgin Islands 0.6%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,521,150
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	1,083,020
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (Prerefunded @ 10/01/10)	6.500	10/01/24	1,092,200

				3,696,370

Total Investments 187.5% (Cost $1,314,822,400)				1,212,386,875

Liability for Floating Rate Note Obligations Related to Securities Held (23.9%) (Cost ($154,490,000))
(154,490)	Notes with interest rates ranging from 0.51% to 1.74% at April 30, 2009 and contractual maturities of collateral ranging from 2023 to 2041 (See Note 1) (i)			(154,490,000)

Total Net Investments 163.6% (Cost $1,160,332,400)				1,057,896,875

Other Assets in Excess of Liabilities 2.7%				17,395,704

Preferred Shares (including accrued distributions) (66.3%)				(428,842,331)

Net Assets Applicable to Common Shares 100.0%				$646,450,248

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b)	Variable Rate Coupon

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments  ■  April 30, 2009 (Unaudited)  continued

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Escrowed to Maturity

(e)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(f)	Security has been deemed illiquid.

(g)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.0% of net assets applicable to common shares.

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2009.

ACA—American Capital Access
AGC—AGC Insured Custody Certificates
AGL—Assured Guaranty Ltd.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Comwth—Commonwealth of Puerto Rico
FGIC—Financial Guaranty Insurance Co.
FHA—Federal Housing Administration
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Syncora—Syncora Guarantee Inc.

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements

Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Total Investments (Cost $1,314,822,400)	$1,212,386,875
Receivables:
Interest	20,570,795
Investments Sold	962,843
Other	2,506

Total Assets	1,233,923,019

Liabilities:
Payables:
Floating Rate Note Obligations	154,490,000
Investments Purchased	1,978,500
Investment Advisory Fee	431,875
Custodian Bank	199,428
Income Distributions—Common Shares	152,752
Other Affiliates	23,232
Trustees’ Deferred Compensation and Retirement Plans	1,078,756
Accrued Expenses	275,897

Total Liabilities	158,630,440
Preferred Shares (including accrued distributions)	428,842,331

Net Assets Applicable to Common Shares	$646,450,248

Net Asset Value Per Common Share ($646,450,248 divided by 53,821,931 shares outstanding)	$12.01

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 53,821,931 shares issued and outstanding)	$538,219
Paid in Surplus	822,854,059
Accumulated Undistributed Net Investment Income	17,480,628
Accumulated Net Realized Loss	(91,987,133)
Net Unrealized Depreciation	(102,435,525)

Net Assets Applicable to Common Shares	$646,450,248

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 17,152 issued with liquidation preference of $25,000 per share)	$428,800,000

Net Assets Including Preferred Shares	$1,075,250,248

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Interest	$36,646,188

Expenses:
Investment Advisory Fee	3,098,781
Interest and Residual Trust Expense	1,279,042
Preferred Share Maintenance	519,013
Accounting and Administrative Expenses	126,821
Professional Fees	113,593
Transfer Agent Fees	76,608
Reports to Shareholders	48,750
Custody	33,014
Registration Fees	20,224
Trustees’ Fees and Related Expenses	10,630
Depreciation in Trustees’ Deferred Compensation Accounts	(280,436)
Other	21,145

Total Expenses	5,067,185
Investment Advisory Fee Reduction	563,414
Less Credits Earned on Cash Balances	719

Net Expenses	4,503,052

Net Investment Income	$32,143,136

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(27,990,470)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(178,981,146)
End of the Period	(102,435,525)

Net Unrealized Appreciation During the Period	76,545,621

Net Realized and Unrealized Gain	$48,555,151

Distributions to Preferred Shareholders	$(1,889,894)

Net Increase in Net Assets Applicable to Common Shares from Operations	$78,808,393

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

From Investment Activities:
Operations:
Net Investment Income	$32,143,136	$68,828,372
Net Realized Loss	(27,990,470)	(54,091,880)
Net Unrealized Appreciation/Depreciation During the Period	76,545,621	(219,980,173)
Distributions to Preferred Shareholders:
Net Investment Income	(1,889,894)	(16,126,788)

Change in Net Assets Applicable to Common Shares from Operations	78,808,393	(221,370,469)
Distributions to Common Shareholders:
Net Investment Income	(23,090,320)	(45,002,791)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	55,718,073	(266,373,260)

From Capital Transactions:
Repurchase of Shares	(93,449)	(10,565,264)

Net Change in Net Assets Applicable to Common Shares	55,624,624	(276,938,524)
Net Assets Applicable to Common Shares:
Beginning of the Period	590,825,624	867,764,148

End of the Period (Including accumulated undistributed net investment income of $17,480,628 and $10,317,706, respectively)	$646,450,248	$590,825,624

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2009 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$78,808,393

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of Investments	(128,574,933)
Proceeds from Sales of Investments	177,723,524
Amortization of Premium	565,493
Accretion of Discount	(1,205,080)
Net Realized Loss on Investments	27,990,470
Net Change in Unrealized Appreciation on Investments	(76,545,621)
Decrease in Interest Receivables	560,620
Decrease in Receivable for Investments Sold	333,027
Increase in Other Assets	(1,574)
Decrease in Investments Purchased Payable	(3,135,744)
Decrease in Investment Advisory Fees	(3,444)
Decrease in Other Affiliates Payable	(42,000)
Decrease in Trustees’ Deferred Compensation and Retirement Plans	(277,119)
Decrease in Accrued Expenses	(59,043)
Decrease in Custodian Bank Payable	(1,825,374)

Total Adjustments	(4,496,798)

Net Cash Provided by Operating Activities	74,311,595

Cash Flows From Financing Activities
Repurchased Shares	(93,449)
Dividends Paid	(23,703,146)
Proceeds from and Repayments of Floating Rate Note Obligations	(50,515,000)

Net Cash Used for Financing Activities	(74,311,595)

Net Increase in Cash	-0-
Cash at the Beginning of the Period	-0-

Cash at the End of the Period	$-0-

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$1,279,042

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2009	2008	2007	2006	2005	2004

Net Asset Value, Beginning of the Period	$10.98	$15.89	$16.97	$16.80	$17.34	$17.15

Net Investment Income	0.60 (a)	1.27 (a)	1.18 (a)	1.11 (a)	1.09	1.09
Net Realized and Unrealized Gain/Loss	0.90	(5.05)	(1.06)	0.47	(0.48)	0.31
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.04)	(0.30)	(0.37)	(0.29)	(0.22)	(0.10)
Net Realized Gain	-0-	-0-	(0.01)	(0.06)	-0-	(0.01)

Total from Investment Operations	1.46	(4.08)	(0.26)	1.23	0.39	1.29
Distributions Paid to Common Shareholders:
Net Investment Income	(0.43)	(0.83)	(0.80)	(0.82)	(0.93)	(1.00)
Net Realized Gain	-0-	-0-	(0.02)	(0.24)	-0-	(0.10)

Net Asset Value, End of the Period	$12.01	$10.98	$15.89	$16.97	$16.80	$17.34

Common Share Market Price at End of the Period	$11.71	$10.11	$14.11	$14.94	$14.61	$15.34
Total Return* (b)	20.65% **	–23.77%	–0.39%	9.86%	1.31%	5.76%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$646.5	$590.8	$867.8	$743.4	$736.0	$468.3
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.51%	2.23%	2.45%	1.28%	1.17%	1.27%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	10.80%	8.78%	7.85%	6.68%	6.51%	6.43%
Portfolio Turnover	11% **	55%	26%	25%	25%	18%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.70%	2.40%	2.61%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	10.61%	8.61%	7.69%	N/A	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.08%	0.98%	1.12%	1.17%	1.17%	1.27%
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable Including Preferred Shares (c)	0.63%	0.60%	0.64%	0.73%	0.74%	0.80%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	10.17%	6.72%	5.36%	4.94%	5.22%	5.82%

Senior Securities:
Total Preferred Shares Outstanding	17,152	17,152	21,440	17,200	17,200	10,600
Asset Coverage Per Preferred Share (e)	$62,692	$59,484	$65,519	$68,253	$67,812	$69,204
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen Trust for Investment Grade Municipals (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital.
The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	1,212,386,875
Level 3—Significant Unobservable Inputs	-0-

Total	$1,212,386,875

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery purchase commitments until payment is made. At April 30, 2009, the Trust had $1,978,500 of when-issued or delayed delivery purchase commitments.

C. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2008, the Trust had an

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

accumulated capital loss carryforward for tax purposes of $63,647,992, which will expire according to the following schedule:

Amount	Expiration

$11,260,708	October 31, 2015
52,387,284	October 31, 2016

At April 30, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$1,139,032,146

Gross tax unrealized appreciation	$39,164,453
Gross tax unrealized depreciation	(120,302,353)

Net tax unrealized depreciation on investments	$(81,137,900)

E. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$142,380
Tax exempt income	61,279,813
Long-term capital gain	-0-

$61,422,193

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$262,882
Undistributed tax-exempt income	10,808,732

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of gains relating to wash sale transactions and gains or losses recognized for tax purposes but not for book.

F. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2009, Trust investments with a value of $261,788,173 are held by the dealer trusts and serve as collateral for the $154,490,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2009 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2009 were $177,211,397 and 1.46%, respectively.

G. Credits Earned on Cash Balances During the six months ended April 30, 2009 the Trust’s custody fee was reduced by $719 as a result of credits earned on cash balances.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including current preferred shares and leverage of $107,200,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $107,200,000 entered into to retire previously issued shares of the Trust. During the six months ended April 30, 2009, the Adviser waived approximately $563,400 of its advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2009, the Trust recognized expenses of approximately $56,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2009, the Trust recognized expenses of approximately $77,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen.

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. Capital Transactions
For the six months ended April 30, 2009 and the year ended October 31, 2008, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2009	October 31, 2008

Beginning Shares	53,831,731	54,609,130
Shares Issued Through Dividend Reinvestment	-0-	182
Shares Repurchased*	(9,800)	(777,581)

Ending Shares	53,821,931	53,831,731

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from their net asset value. For the six months ended April 30, 2009 and the year ended October 31, 2008, the Trust repurchased 9,800 and 777,581 of its shares, respectively, at an average discount of 11.74% and 8.60%, respectively, from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to the review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $128,574,933 and $177,723,524, respectively.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
In order to seek to manage the interest rate exposure of the Trust’s portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

Summarized below are the specific types of derivative financial instruments used by the Trust.

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust’s effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. There were no futures transactions entered into during the six months ended April 30, 2009.

B. Inverse Floating Rate Securities The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
The Trust has outstanding 17,152 Auction Preferred Shares (APS) in nine series. Series A, B and C contain 2,400 shares each, Series D contains 1,280 shares, Series E, F and G contain 1,760 shares each, Series H contains 1,792 shares and Series I contains 1,600 shares. Dividends are cumulative and the dividend rates are generally reset every 28 days through an auction process. Beginning on February 15, 2008 and continuing through April 30, 2009, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2009 was 0.328%. During the six months ended April 30, 2009, the rates ranged from 0.287% to 4.426%.
Historically, the Trust paid annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to .15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of .25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust has the option to enter into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2009, the Trust did not exercise this option.

7. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Van Kampen Trust for Investment Grade Municipals
Notes to Financial Statements  ■  April 30, 2009 (Unaudited)  continued

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Van Kampen Trust for Investment Grade Municipals
Board of Trustees, Officers, and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*	“Interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen Trust for Investment Grade Municipals
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen Trust for Investment Grade Municipals
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen Trust for Investment Grade Municipals
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen Trust for Investment Grade Municipals
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen Trust for Investment Grade Municipals
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VGMSAN 6/09
IU09-02571P-Y04/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

			Total Number of
			Shares Purchased	Maximum Number
			as	of Shares that may
			Part of Publicly	yet be Purchased
	Total Number of	Average Price	Announced Plans	Under the Plans or
Period	Shares Purchased	Paid per Share	or Programs	Programs

November	9,800	9.47	9,800	767,781
December			—	767,781
January			—	767,781
February			—	767,781
March			—	767,781
April			—	767,781
The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics — Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Investment Grade Municipals
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009